UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22839

Eagle Growth and Income Opportunities Fund
(Exact name of registrant as specified in charter)

100 Wall Street, 11th Floor
New York, NY 10005
(Address of principal executive offices) (Zip code)

Steven A. Baffico
100 Wall St., 11th Floor
New York, NY 10005
(Name and address of agent for service)

Copies of Communications to:
Stephen H. Bier
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

Registrant's telephone number, including area code:	(212) 701-4500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Eagle Growth and Income Opportunities Fund
Schedule of Investments† (unaudited)	March 31, 2017
Investments	Shares	Value
COMMON STOCKS – 68.1% (51.9% of Total Investments)

Agriculture – 5.9%
Altria Group, Inc.(a)	58,520	$4,179,498
Philip Morris International, Inc.	36,652	4,138,011
Total Agriculture		8,317,509
Automobiles – 2.3%
Ford Motor Co.(a)	284,978	3,317,144
Banks – 4.9%
Bank of Montreal (Canada)	48,719	3,643,694
Canadian Imperial Bank of Commerce (Canada)	38,595	3,327,275
Total Banks		6,970,969
Chemicals – 3.5%
Dow Chemical Co. (The)(a)	44,294	2,814,441
LyondellBasell Industries NV, Class A	22,717	2,071,563
Total Chemicals		4,886,004
Communications Equipment – 2.0%
Cisco Systems, Inc.(a)	85,094	2,876,177
Electric Utilities – 5.1%
PPL Corp.	99,721	3,728,568
Southern Co. (The)	70,537	3,511,332
Total Electric Utilities		7,239,900
Household Durables – 2.3%
Tupperware Brands Corp.	51,709	3,243,188
Industrial Conglomerates – 3.0%
General Electric Co.	143,580	4,278,684
Insurance – 1.6%
MetLife, Inc.	43,375	2,291,068
Media – 2.9%
Regal Entertainment Group, Class A	182,242	4,115,024
Multi-Utilities – 6.1%
CenterPoint Energy, Inc.(a)	182,789	5,039,493
National Grid PLC, ADR (United Kingdom)	56,795	3,605,346
Total Multi-Utilities		8,644,839
Oil, Gas & Consumable Fuels – 4.6%
Chevron Corp.(a)	19,675	2,112,505
Occidental Petroleum Corp.	24,803	1,571,518

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Shares	Value
COMMON STOCKS (continued)

Oil, Gas & Consumable Fuels (continued)
TOTAL SA, ADR (France)	57,314	$2,889,772
Total Oil, Gas & Consumable Fuels		6,573,795
Pharmaceuticals – 5.2%
Merck & Co., Inc.(a)	60,296	3,831,208
Pfizer, Inc.	103,169	3,529,411
Total Pharmaceuticals		7,360,619
Real Estate Investment Trusts (REITs) – 7.7%
Digital Realty Trust, Inc.	33,674	3,582,577
EPR Properties	39,256	2,890,419
Highwoods Properties, Inc.	52,894	2,598,682
Host Hotels & Resorts, Inc.	97,477	1,818,921
Total Real Estate Investment Trusts (REITs)		10,890,599
Technology Hardware, Storage & Peripherals – 3.1%
Seagate Technology PLC	95,135	4,369,551
Telecommunications – 7.9%
AT&T, Inc.(a)	108,053	4,489,602
CenturyLink, Inc.(a)	133,638	3,149,848
Verizon Communications, Inc.	74,509	3,632,314
Total Telecommunications		11,271,764
Total Common Stocks (Cost $90,312,434)		96,646,834
PREFERRED STOCKS – 25.6% (19.5% of Total Investments)

Banks – 15.2%
Bank of America Corp., Series W, 6.63%	20,000	530,600
Bank of America Corp., Series Y, 6.50%	40,000	1,053,200
BB&T Corp., Series E, 5.63%	40,000	1,013,600
BOK Financial Corp., 5.38%	30,000	730,500
Citigroup, Inc., Series J, 7.13%	20,000	577,600
Citigroup, Inc., Series K, 6.88%	40,000	1,133,200
Fifth Third Bancorp, Series I, 6.63%	40,000	1,136,400
First Horizon National Corp., Series A, 6.20%	40,000	1,012,000
Huntington Bancshares, Inc./Oh, Series D, 6.25%	20,000	518,400
JPMorgan Chase & Co., Series Y, 6.13%	40,000	1,060,800
JPMorgan Chase & Co., Series AA, 6.10%	40,000	1,059,600
PNC Financial Services Group, Inc. (The), Series P, 6.13%	20,000	567,400
Regions Financial Corp., Series A, 6.38%	20,000	519,200
Regions Financial Corp., Series B, 6.38%	40,000	1,100,400
SunTrust Banks, Inc., Series E, 5.88%	40,000	1,018,000

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Shares	Value
PREFERRED STOCKS (continued)

Banks (continued)
US Bancorp, Series F, 6.50%	50,000	$1,433,000
Wells Fargo & Co., 5.85%	40,000	1,064,000
Wells Fargo & Co., 6.63%	80,000	2,335,200
Wells Fargo & Co., Series L, 7.50%	3,000	3,720,000
Total Banks		21,583,100
Capital Markets – 4.9%
Bank of New York Mellon Corp. (The), 5.20%	20,000	500,000
Charles Schwab Corp. (The), Series B, 6.00%	20,000	515,600
Charles Schwab Corp. (The), Series C, 6.00%	20,000	533,600
Goldman Sachs Group, Inc. (The), 5.95%	40,000	1,040,000
Goldman Sachs Group, Inc. (The), Series K, 6.38%	40,000	1,129,600
Morgan Stanley, Series I, 6.38%	60,000	1,659,600
Northern Trust Corp., Series C, 5.85%	20,000	541,800
State Street Corp., Series E, 6.00%	40,000	1,049,600
Total Capital Markets		6,969,800
Consumer Finance – 2.3%
Capital One Financial Corp., Series D, 6.70%	60,000	1,646,400
Discover Financial Services, Series B, 6.50%	60,000	1,557,000
Total Consumer Finance		3,203,400
Electric Utilities – 1.1%
Alabama Power Co., 6.45%	40,000	1,032,000
Southern Co. (The), 6.25%	20,000	528,000
Total Electric Utilities		1,560,000
Insurance – 2.1%
Allstate Corp. (The), Series E, 6.63%	60,000	1,610,400
Hartford Financial Services Group, Inc. (The), 7.88%	20,000	622,000
WR Berkley Corp., 5.75%	30,000	747,000
Total Insurance		2,979,400
Total Preferred Stocks (Cost $35,242,247)		36,295,700
MASTER LIMITED PARTNERSHIPS – 4.7% (3.6% of Total Investments)

Oil, Gas & Consumable Fuels – 4.7%
Energy Transfer Partners LP(a)	77,507	2,830,556
Enterprise Products Partners LP	62,037	1,712,842
Plains All American Pipeline LP	67,068	2,120,019
Total Master Limited Partnerships (Cost $7,601,149)		6,663,417

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Shares	Value
EXCHANGE - TRADED FUNDS – 11.6% (8.9% of Total Investments)

Debt Fund – 11.6%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	94,230	$8,271,509
SPDR Bloomberg Barclays High Yield Bond ETF(b)	223,420	8,250,901
Total Exchange - Traded Funds (Cost $16,942,092)		16,522,410

	Principal
CORPORATE BONDS – 16.9% (12.8% of Total Investments)

Advertising – 0.1%
WPP Finance 2010 (United Kingdom), 5.63%, 11/15/43	$150,000	161,275
Aerospace & Defense – 0.2%
Harris Corp., 4.85%, 04/27/35	300,000	321,763
Agriculture – 0.5%
Altria Group, Inc., 9.95%, 11/10/38	100,000	170,859
Altria Group, Inc., 10.20%, 02/06/39	100,000	169,714
Reynolds American, Inc., 8.13%, 05/01/40	150,000	205,308
RJ Reynolds Tobacco Co., 8.13%, 05/01/40	125,000	171,090
Total Agriculture		716,971
Auto Parts & Equipment – 0.2%
Johnson Controls International PLC (Ireland), 4.63%, 07/02/44	300,000	311,215
Automobiles – 0.2%
Ford Motor Co., 4.75%, 01/15/43	150,000	140,142
General Motors Financial Co., Inc., 4.00%, 01/15/25	150,000	150,341
Total Automobiles		290,483
Banks – 0.1%
HSBC Holdings PLC (United Kingdom), 6.80%, 06/01/38	125,000	160,481
Beverages – 0.2%
Anheuser-Busch Cos. LLC, 6.50%, 05/01/42	150,000	202,233
Biotechnology – 0.4%
Amgen, Inc., 5.15%, 11/15/41	150,000	161,456
Celgene Corp., 5.00%, 08/15/45	300,000	314,838
Gilead Sciences, Inc., 5.65%, 12/01/41	150,000	171,677
Total Biotechnology		647,971
Chemicals – 0.3%
Dow Chemical Co. (The), 5.25%, 11/15/41	150,000	164,807
LYB International Finance BV (Netherlands), 4.88%, 03/15/44	300,000	309,226
Total Chemicals		474,033

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Principal	Value
CORPORATE BONDS (continued)

Commercial Services – 0.5%
ERAC USA Finance LLC, 5.63%, 03/15/42(c)	$300,000	$334,505
S&P Global, Inc., 6.55%, 11/15/37	150,000	180,051
Verisk Analytics, Inc., 5.50%, 06/15/45	150,000	162,782
Total Commercial Services		677,338
Diversified Financial Services – 0.1%
Quicken Loans, Inc., 5.75%, 05/01/25(c)	150,000	147,750
Electric Utilities – 0.8%
Dominion Resources, Inc., 7.00%, 06/15/38	150,000	190,321
Exelon Generation Co. LLC, 5.75%, 10/01/41	300,000	294,621
Iberdrola International BV (Netherlands), 6.75%, 07/15/36	150,000	183,904
Progress Energy, Inc., 6.00%, 12/01/39	150,000	180,779
Southern Power Co., 5.15%, 09/15/41	250,000	254,396
Total Electric Utilities		1,104,021
Electronics – 0.2%
Corning, Inc., 4.75%, 03/15/42	150,000	151,010
Keysight Technologies, Inc., 4.55%, 10/30/24	150,000	152,662
Total Electronics		303,672
Environmental Control – 0.1%
Browning-Ferris Industries, Inc., 7.40%, 09/15/35	131,000	165,794
Food Products – 1.0%
Conagra Brands, Inc., 7.13%, 10/01/26	300,000	368,985
Ingredion, Inc., 6.63%, 04/15/37	100,000	123,553
Kellogg Co., Series B, 7.45%, 04/01/31	150,000	196,187
Kraft Heinz Foods Co., 5.20%, 07/15/45	150,000	157,211
Kroger Co. (The), 6.90%, 04/15/38	150,000	195,265
Tyson Foods, Inc., 5.15%, 08/15/44	150,000	158,111
Total Food Products		1,199,312
Healthcare - Products – 0.1%
Becton Dickinson and Co., 4.69%, 12/15/44	150,000	155,746
Healthcare - Services – 1.5%
AHS Hospital Corp., 5.02%, 07/01/45	300,000	327,027
Anthem, Inc., 5.85%, 01/15/36	150,000	172,287
Dignity Health, 5.27%, 11/01/64	300,000	296,753
Humana, Inc., 8.15%, 06/15/38	100,000	139,415
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	300,000	294,808
Northwell Healthcare, Inc., 6.15%, 11/01/43	150,000	186,753
Ochsner Clinic Foundation, 5.90%, 05/15/45	300,000	353,058

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Principal	Value
CORPORATE BONDS (continued)

Healthcare - Services (continued)
Quest Diagnostics, Inc., 4.70%, 03/30/45	$300,000	$302,200
Total Healthcare - Services		2,072,301
Home Furnishings – 0.1%
Whirlpool Corp., 5.15%, 03/01/43	150,000	161,052
Hotels, Restaurants & Leisure – 0.2%
Marriott International, Inc., 4.50%, 10/01/34	300,000	310,400
Insurance – 1.1%
American International Group, Inc., 6.82%, 11/15/37	150,000	188,318
Aon Corp., 6.25%, 09/30/40	150,000	179,548
Assurant, Inc., 6.75%, 02/15/34	150,000	181,147
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40	150,000	187,341
Hartford Financial Services Group, Inc. (The), 6.63%, 04/15/42	150,000	184,617
Loews Corp., 6.00%, 02/01/35	125,000	149,795
MetLife, Inc., 4.13%, 08/13/42	150,000	148,102
Protective Life Corp., 8.45%, 10/15/39	125,000	175,408
Prudential Financial, Inc., 6.63%, 12/01/37	125,000	160,327
Total Insurance		1,554,603
Internet – 0.4%
Amazon.com, Inc., 4.80%, 12/05/34	150,000	167,476
eBay, Inc., 4.00%, 07/15/42	100,000	85,243
VeriSign, Inc., 4.63%, 05/01/23	300,000	304,500
Total Internet		557,219
Media – 1.4%
21st Century Fox America, Inc., 5.40%, 10/01/43	150,000	164,141
CBS Corp., 4.90%, 08/15/44	300,000	305,155
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, 10/23/35	300,000	340,905
Discovery Communications LLC, 4.88%, 04/01/43	300,000	272,491
Time Warner Cable LLC, 7.30%, 07/01/38	150,000	184,822
Time Warner Cable LLC, 5.88%, 11/15/40	100,000	106,965
Viacom, Inc., 3.88%, 04/01/24	300,000	298,275
Viacom, Inc., 5.85%, 09/01/43	300,000	315,630
Total Media		1,988,384
Mining – 0.3%
Arconic, Inc., 6.75%, 01/15/28	150,000	166,032
Barrick North America Finance LLC, 7.50%, 09/15/38	150,000	190,866
Total Mining		356,898

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Principal	Value
CORPORATE BONDS (continued)

Miscellaneous Manufacturing – 0.5%
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 06/15/43	$300,000	$360,975
Trinity Industries, Inc., 4.55%, 10/01/24	300,000	300,735
Total Miscellaneous Manufacturing		661,710
Office & Business Equipment – 0.1%
Xerox Corp., 6.75%, 12/15/39	150,000	154,963
Oil & Gas Services – 0.2%
Cameron International Corp., 5.13%, 12/15/43	300,000	318,880
Oil, Gas & Consumable Fuels – 1.6%
Apache Corp., 6.00%, 01/15/37	300,000	343,786
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/39	150,000	171,495
Continental Resources, Inc., 3.80%, 06/01/24	150,000	139,695
Devon Energy Corp., 5.60%, 07/15/41	300,000	318,000
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38	150,000	179,740
Enterprise Products Operating LLC, 5.10%, 02/15/45	300,000	313,886
Kinder Morgan, Inc., 4.30%, 06/01/25	150,000	153,139
Phillips 66, 4.88%, 11/15/44	300,000	300,742
Plains All American Pipeline LP / PAA Finance Corp., 4.30%, 01/31/43	150,000	129,058
Southwestern Energy Co., 6.70%, 01/23/25	150,000	147,375
Total Oil, Gas & Consumable Fuels		2,196,916
Pharmaceuticals – 0.8%
Actavis Funding SCS (Luxembourg), 4.85%, 06/15/44	150,000	153,059
Baxalta, Inc., 5.25%, 06/23/45	300,000	329,973
Cardinal Health, Inc., 4.90%, 09/15/45	150,000	158,999
Express Scripts Holding Co., 6.13%, 11/15/41	150,000	171,036
McKesson Corp., 6.00%, 03/01/41	150,000	174,319
Zoetis, Inc., 4.70%, 02/01/43	150,000	152,174
Total Pharmaceuticals		1,139,560
Real Estate – 0.2%
CBRE Services, Inc., 4.88%, 03/01/26	300,000	313,190
Real Estate Investment Trusts (REITs) – 0.2%
American Tower Corp., 4.00%, 06/01/25	150,000	152,258
Welltower, Inc., 6.50%, 03/15/41	150,000	184,840
Total Real Estate Investment Trusts (REITs)		337,098
Retail – 1.3%
Coach, Inc., 4.25%, 04/01/25	300,000	303,117
Darden Restaurants, Inc., 7.05%, 10/15/37	300,000	360,397

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Principal	Value
CORPORATE BONDS (continued)

Retail (continued)
Macy's Retail Holdings, Inc., 6.70%, 09/15/28	$150,000	$158,394
Nordstrom, Inc., 6.95%, 03/15/28	110,000	134,087
QVC, Inc., 4.45%, 02/15/25	300,000	292,500
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	300,000	300,388
Yum! Brands, Inc., 5.35%, 11/01/43	300,000	261,750
Total Retail		1,810,633
Semiconductors – 0.6%
Applied Materials, Inc., 5.85%, 06/15/41	150,000	182,189
KLA-Tencor Corp., 5.65%, 11/01/34	300,000	320,646
QUALCOMM, Inc., 4.80%, 05/20/45	300,000	315,110
Total Semiconductors		817,945
Technology Hardware, Storage & Peripherals – 0.3%
Hewlett-Packard Co., 6.00%, 09/15/41	300,000	308,523
Seagate HDD Cayman (Cayman Islands), 4.88%, 06/01/27	150,000	140,250
Total Technology Hardware, Storage & Peripherals		448,773
Telecommunications – 0.6%
America Movil SAB de CV (Mexico), 6.38%, 03/01/35	125,000	147,469
AT&T, Inc., 6.38%, 03/01/41	145,000	166,511
AT&T, Inc., 4.35%, 06/15/45	150,000	132,390
Rogers Communications, Inc. (Canada), 7.50%, 08/15/38	125,000	167,570
Verizon Communications, Inc., 5.01%, 08/21/54	300,000	283,786
Total Telecommunications		897,726
Toys, Games & Hobbies – 0.3%
Hasbro, Inc., 5.10%, 05/15/44	300,000	306,452
Mattel, Inc., 5.45%, 11/01/41	150,000	153,414
Total Toys, Games & Hobbies		459,866
Transportation – 0.2%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	150,000	183,899
Kansas City Southern Railway Co. (The), 4.30%, 05/15/43	150,000	139,654
Total Transportation		323,553
Total Corporate Bonds (Cost $22,877,588)		23,921,728
MORTGAGE BACKED SECURITIES (MBS) – 3.4% (2.6% of Total Investments)

Commercial MBS – 3.4%
Citigroup Commercial Mortgage Trust, Class D, Series 2013-GC11, 04/10/46, 4.46%(c)(d)	275,000	253,014
COMM 2012-CCRE4 Mortgage Trust, Class D, Series 2012-CR4, 10/15/45, 4.57%(c)(d)	420,000	396,624

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (MBS) (continued)

Commercial MBS (continued)
GS Mortgage Securities Trust, Class C, Series 2014-GC22, 06/10/47, 4.65%(d)	$240,000	$242,152
GS Mortgage Securities Trust, Class D, Series 2013-GC13, 07/10/46, 4.07%(c)(d)	300,000	272,009
JP MBB Commercial Mortgage Securities Trust, Class D, Series 2013-C12, 07/15/45, 4.09%(d)	250,000	218,157
JP Morgan Chase Commercial Mortgage Securities Trust, Class C, Series 2014-C20, 07/15/47, 4.57%(d)	250,000	248,216
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2010-C2, 11/15/43, 5.54%(c)(d)	140,000	144,860
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2011-C5, 08/15/46, 5.41%(c)(d)	400,000	405,681
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-CBX, 06/15/45, 5.22%(c)(d)	400,000	391,445
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-C8, 10/15/45, 4.68%(c)(d)	100,000	93,300
JP Morgan Chase Commercial Mortgage Securities Corp., Class E, Series 2012-LC9, 12/15/47, 4.41%(c)(d)	400,000	374,127
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C7, 02/15/46, 4.27%(c)(d)	250,000	230,816
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C11, 08/15/46, 4.37%(c)(d)	250,000	205,071
Wells Fargo Commercial Mortgage Trust, Class D, Series 2012-LC5, 10/15/45, 4.78%(c)(d)	105,000	99,531
WFRBS Commercial Mortgage Trust, Class C, Series 2014-LC14, 03/15/47, 4.34%(d)	375,000	364,289
WFRBS Commercial Mortgage Trust, Class D, Series 2012-C10, 12/15/45, 4.45%(c)(d)	140,000	130,110
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C11, 03/15/45, 4.21%(c)(d)	200,000	179,531
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C14, 06/15/46, 4.00%(c)(d)	400,000	348,346
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C17, 12/15/46, 5.12%(c)(d)	300,000	285,249
Total Mortgage Backed Securities (MBS) (Cost $5,126,945)		4,882,528
MUNICIPAL BONDS – 1.0% (0.7% of Total Investments)

City of Fresno CA Water System Revenue, 6.75%, 06/01/40	200,000	261,384
City of Pompano Beach FL, 5.58%, 01/01/40	285,000	295,149
Health Care Authority For Baptist Health (The), 5.50%, 11/15/43	300,000	327,732
Hillsborough County Aviation Authority, 5.25%, 10/01/41	145,000	150,152
Miami-Dade County Educational Facilities Authority, 5.07%, 04/01/50	200,000	214,254

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Principal	Value
MUNICIPAL BONDS (continued)

Port Authority of New York & New Jersey, 4.82%, 06/01/45	$150,000	$157,893
Total Municipal Bonds (Cost $1,337,875)		1,406,564

	Shares
MONEY MARKET FUND – 0.0% (0.0% of Total Investments)(e)
Morgan Stanley Institutional Liquidity Treasury Portfolio – Institutional Share Class, 0.58%(f) (Cost $17,821)	17,821	17,821
Total Investments – 131.3% (Cost $179,458,151)		186,357,002

	Number of Contracts
WRITTEN CALL OPTIONS – (0.0)% (e)
S&P 500® Index Call, Expires 04/21/17, Strike Price $2,400.00
(Premium Received $35,208)	50	(21,000)
S&P 500® Index Call, Expires 04/28/17, Strike Price $2,420.00
(Premium Received $22,698)	50	(20,000)
Total Written Call Options
(Premiums Received $57,906)		(41,000)
Line of Credit Payable – (31.7)%		(45,000,000)
Other Assets in Excess of Liabilities – 0.4%		652,268
Net Assets – 100.0%		$141,968,270

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

†	Securities are US securities, unless otherwise noted below.
(a)	All or a portion of this security has been pledged as collateral for written options contracts. The aggregate market value of securities pledged was $24,933,375.
(b)	Security represents an ETF which invests primarily in debt securities and is considered a debt security for purposes of the Fund’s allocation between equity and debt securities.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $4,291,969 which represents approximately 3.0% of net assets as of March 31, 2017. Unless otherwise noted, 144A securities are deemed to be liquid.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(e)	Less than 0.05%
(f)	Rate shown reflects the 7-day yield as of March 31, 2017.

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Advertising	0.1%
Aerospace & Defense	0.2
Agriculture	6.4
Auto Parts & Equipment	0.2
Automobiles	2.5
Banks	20.2
Beverages	0.2
Biotechnology	0.4
Capital Markets	4.9
Chemicals	3.8
Commercial MBS	3.4
Commercial Services	0.5
Communications Equipment	2.0
Consumer Finance	2.3
Debt Fund	11.6
Diversified Financial Services	0.1
Electric Utilities	7.0
Electronics	0.2
Environmental Control	0.1
Food Products	1.0
Healthcare - Products	0.1
Healthcare - Services	1.5
Home Furnishings	0.1
Hotels, Restaurants & Leisure	0.2
Household Durables	2.3
Industrial Conglomerates	3.0
Insurance	4.8
Internet	0.4
Media	4.3
Mining	0.3
Miscellaneous Manufacturing	0.5
Money Market Fund	0.0	(a)
Multi-Utilities	6.1
Municipal Bonds	1.0
Office & Business Equipment	0.1
Oil & Gas Services	0.2
Oil, Gas & Consumable Fuels	10.9
Pharmaceuticals	6.0
Real Estate	0.2
Real Estate Investment Trusts (REITs)	7.9
Retail	1.3
Semiconductors	0.6
Technology Hardware, Storage & Peripherals	3.4
Telecommunications	8.5
Toys, Games & Hobbies	0.3
Transportation	0.2
Total Investments	131.3

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments† (unaudited) (concluded)	March 31, 2017
SUMMARY OF SCHEDULE OF INVESTMENTS (continued)	% of Net Assets
Written Call Options	(0.0)
Line of Credit Payable	(31.7)
Other Assets in Excess of Liabilities	0.4
Net Assets	100.0%

(a)	Less than 0.05%

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited)	March 31, 2017

1. ORGANIZATION AND OPERATIONS

Eagle Growth and Income Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is a statutory trust established under the laws of Delaware by a certificate of Trust dated April 22, 2013. The Fund commenced operations on June 19, 2015.

The Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets, defined as the total assets of the Fund (including any assets attributable to borrowings for investment purposes), minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes), in dividend or other income paying equity securities and debt securities, excluding securities that distribute a return of capital, original issue discount bonds and payment-in-kind debt instruments.

Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser. FWCA has engaged Eagle Asset Management, Inc. (“Eagle”), a wholly-owned subsidiary of Raymond James Financial, Inc., as a sub-adviser for the Fund, responsible for the management of the Fund’s portfolio of equity and debt securities. FWCA has also engaged Recon Capital Partners, LLC (“Recon Capital”) to serve as a sub-adviser for the Fund, responsible for the management of the Fund’s options strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the Fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Exchange traded securities are valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), those securities are valued at the official closing price.

Fixed income securities are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale, the mean of the last bid and asked prices.

Money market funds are valued at their net asset value.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2017:

Eagle Growth and Income Opportunities Fund

	Level 1	Level 2	Level 3	Total
Assets Type
Common Stocks*	$96,646,834	$–	$–	$96,646,834
Preferred Stocks
Banks	14,583,400	6,999,700	–	21,583,100
Capital Markets	6,969,800	–	–	6,969,800
Consumer Finance	3,203,400	–	–	3,203,400
Electric Utilities	528,000	1,032,000	–	1,560,000
Insurance	2,232,400	747,000	–	2,979,400
Corporate Bonds*	–	23,921,728	–	23,921,728
Exchange - Traded Funds*	16,522,410	–	–	16,522,410
Master Limited Partnerships*	6,663,417	–	–	6,663,417
Mortgage Backed Securities*	–	4,882,528	–	4,882,528
Municipal Bonds*	–	1,406,564	–	1,406,564
Money Market Fund	–	17,821	–	17,821
Total Asset Type	$147,349,661	$39,007,341	$–	$186,357,002
Liability Type
Other Financial Instruments
Written Call Options	(41,000)	–	–	(41,000)
Total Investments	$147,308,661	$39,007,341	$–	$186,316,002

*	Please refer to the Schedule of Investments for breakdown of valuations by industry

It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period. Preferred Stocks valued at $1,594,400 were transferred from Level 2 to Level 1 and Preferred Stocks valued at $2,852,000 were transferred from Level 1 to Level 2 during the period ended March 31, 2017. Investments were transferred into and out of Level 1 and into and out of Level 2 during the period ended March 31, 2017 due to changes in trading volume of the securities.. The Fund held no level 3 securities during the period ended March 31, 2017.

3. UNREALIZED APPRECIATION/(DEPRECIATION)

On March 31, 2017 based on cost of $179,463,637 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,793,696 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,900,331 resulting in net unrealized appreciation of $6,893,365.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (concluded)	March 31, 2017

4. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund is authorized to invest in certain derivative instruments, including options. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. For the period ended March 31, 2017, the Fund only had written options on index activity.

The average monthly volume of index options written during the period ended March 31, 2017, was $41,732.

Written option activity for the period ended March 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of year	151	$106,851
Options written	550	306,897
Options expired	-	-
Options exercised	-	-
Options terminated in closing purchase transactions	(601)	(355,842)
Outstanding, end of period	100	$57,906

As of March 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eagle Growth and Income Opportunities Fund

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	May 30, 2017

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer
(principal financial officer)

Date	May 30, 2017

* Print the name and title of each signing officer under his or her signature.